RECENT ACCOUNTING PRONOUNCEMENTS - Condensed Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyages in progress	$ 34,705	$ 71,339	$ 59,437	$ 17,951
Current assets	2,729	6,526	5,359	3,084
Other current liabilities	(12,418)	(7,545)
Accrued expenses	42,529	75,745	37,031	38,208
Retained earnings (deficit)	$ 8,018	$ (155,146)	(295,118)	(289,134)
Adjustments for ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings (deficit)				$ (16,600)
Balance without ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyages in progress			91,287		$ 38,254
Current assets					13
Other current liabilities			(51)
Accrued expenses			37,990		38,809
Retained earnings (deficit)			$ (269,637)		$ (272,503)